Schedule of intangible asset (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Intangible assets, carrying amount	$ 392,531	$ 624,240
Software developments [member]
IfrsStatementLineItems [Line Items]
Intangible assets, cost	1,158,548	1,158,548
Additions to intangible assets
Intangible assets, cost	1,158,548	1,158,548
Intangible assets, accumulated amortization	534,308	302,598
Amortization of intangible assets	231,709	231,710
Intangible assets, accumulated amortization	766,017	534,308
Intangible assets, carrying amount	$ 392,531	$ 624,240